Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments by Category

The Group holds the following financial instruments:

	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Financial assets at fair value through other comprehensive income	Total
Financial assets	RMB’million	RMB’million	RMB’million	RMB’million
As at December 31, 2024
Accounts receivable (Note 20)	3,508	-	-	3,508
Other receivables (Note 19)	1,379	-	-	1,379
Term deposits (Note 21(a))	24,418	-	-	24,418
Restricted cash (Note 21(b))	11	-	-	11
Cash and cash equivalents (Note 21(c))	13,164	-	-	13,164
Other investments (Note 18(b))	-	355	-	355
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	14,498	14,498
	42,480	355	14,498	57,333
As at December 31, 2025
Accounts receivable (Note 20)	3,903	-	-	3,903
Other receivables (Note 19)	1,263	-	-	1,263
Term deposits (Note 21(a))	29,573	-	-	29,573
Restricted cash (Note 21(b))	15	-	-	15
Cash and cash equivalents (Note 21(c))	8,470	-	-	8,470
Other investments (Note 18(b))	-	386	-	386
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	26,231	26,231
	43,224	386	26,231	69,841

Liabilities at amortized cost
Financial liabilities	RMB’million
As at December 31, 2024
Notes payable (Note 25)	5,726
Accounts payable	6,879
Other payables and other liabilities (note)	1,263
Lease liabilities	325
14,193
As at December 31, 2025
Notes payable (Note 25)	3,497
Accounts payable	6,284
Other payables and other liabilities (note)	1,853
Lease liabilities	316
11,950